Effective Tax Rate (Detail: Text Values)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Effective Tax Rate [Abstract]
Effective tax rate	44.00%	43.00%	54.00%	39.00%